UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio
– Global Strategic Income Fund
Class 1
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – Global Strategic Income Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 29	0.59%
Key Fund Statistics
Fund net assets	$ 80,366,381
Total number of portfolio holdings	787
Portfolio turnover for the reporting period	28%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury Bills 08/20/2024 5.360%	5.0%
U.S. Treasury 05/31/2026 4.875%	2.5%
Peachtree Corners Funding Trust 02/15/2025 3.976%	1.4%
A&D Mortgage Trust 07/25/2069 6.451%	0.9%
CMS Energy Corp. 11/15/2025 3.600%	0.8%
Bank of America Corp. 03/22/2031 0.694%	0.8%
Angel Oak Mortgage Trust 11/25/2067 4.650%	0.8%
Exeter Automobile Receivables Trust 07/17/2028 2.900%	0.7%
JPMorgan Chase & Co. 07/25/2031 1.001%	0.7%
LL ABS Trust 05/15/2030 8.400%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Global Strategic Income Fund
Class 2
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder repor
t contains important information about Columbia Variable Portfolio – Global Strategic Income Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also
request
more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 42	0.84%
Key Fund Statistics
Fund net assets	$ 80,366,381
Total number of portfolio holdings	787
Portfolio turnover for the reporting period	28%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury Bills 08/20/2024 5.360%	5.0%
U.S. Treasury 05/31/2026 4.875%	2.5%
Peachtree Corners Funding Trust 02/15/2025 3.976%	1.4%
A&D Mortgage Trust 07/25/2069 6.451%	0.9%
CMS Energy Corp. 11/15/2025 3.600%	0.8%
Bank of America Corp. 03/22/2031 0.694%	0.8%
Angel Oak Mortgage Trust 11/25/2067 4.650%	0.8%
Exeter Automobile Receivables Trust 07/17/2028 2.900%	0.7%
JPMorgan Chase & Co. 07/25/2031 1.001%	0.7%
LL ABS Trust 05/15/2030 8.400%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Global Strategic Income Fund
Class 3
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – Global Strategic Income Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $
10,000
investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 35	0.71%
Key Fund Statistics
Fund net assets	$ 80,366,381
Total number of portfolio holdings	787
Portfolio turnover for the reporting period	28%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divi
ded in
to categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury Bills 08/20/2024 5.360%	5.0%
U.S. Treasury 05/31/2026 4.875%	2.5%
Peachtree Corners Funding Trust 02/15/2025 3.976%	1.4%
A&D Mortgage Trust 07/25/2069 6.451%	0.9%
CMS Energy Corp. 11/15/2025 3.600%	0.8%
Bank of America Corp. 03/22/2031 0.694%	0.8%
Angel Oak Mortgage Trust 11/25/2067 4.650%	0.8%
Exeter Automobile Receivables Trust 07/17/2028 2.900%	0.7%
JPMorgan Chase & Co. 07/25/2031 1.001%	0.7%
LL ABS Trust 05/15/2030 8.400%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Global Strategic Income Fund
Semiannual Financial Statements and Additional Information
June 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Global Strategic Income Fund | 2024

Portfolio of Investments
June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 9.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cayman Islands 1.6%
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	6.410%	250,000	250,000
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	6.560%	403,690	403,988
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month Term SOFR + 1.732% 04/16/2031	7.059%	500,000	500,564
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month Term SOFR + 1.352% Floor 1.090% 01/15/2030	6.680%	149,951	150,047
Total			1,304,599
United States 8.3%
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	250,000	251,011
Series 2023-B Class 1A
09/15/2028	6.820%	300,000	303,485
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2015-5RRR Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 01/20/2032	6.000%	250,000	250,000
Conn’s Receivables Funding LLC(a)
Series 2023-A Class A
01/17/2028	8.010%	11,506	11,515
Exeter Automobile Receivables Trust
Series 2024-2A Class A2
05/15/2026	5.700%	500,000	500,077
Series 2024-3A Class A3
12/15/2027	5.650%	500,000	499,749
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	600,000	565,395
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	31,157	31,114
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLS Auto Select Receivables Trust(a),(c)
Series 2024-3A Class A2
10/15/2029	5.590%	500,000	499,822
LL ABS Trust(a)
Subordinated Series 2022-2A Class C
05/15/2030	8.400%	500,000	506,528
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	308,797	301,029
Netcredit Combined Receivables LLC(a),(d),(e)
Series 2023-A Class A
12/20/2027	7.780%	134,960	135,635
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-5 Class C
10/15/2031	7.270%	500,000	501,200
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	500,000	499,831
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	83,450	84,236
Series 2023-3 Class A
12/16/2030	7.600%	126,860	127,494
Series 2023-6 Class A
06/16/2031	7.128%	192,201	192,624
Series 2024-1 Class A
07/15/2031	6.660%	361,570	363,165
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	362,459	366,357
Santander Drive Auto Receivables Trust
Series 2023-2 Class A2
03/16/2026	5.870%	22,255	22,258
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	145,340	146,385
Series 2023-1A Class A
04/15/2029	7.580%	225,033	226,648
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	81,025	79,746
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%		176,292	173,463
Total				6,638,767
Total Asset-Backed Securities — Non-Agency (Cost $7,955,431)				7,943,366

Commercial Mortgage-Backed Securities - Non-Agency(f) 0.7%

United Kingdom 0.4%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	262,503	330,429
United States 0.3%
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%		300,000	170,197
Subordinated Series 2014-USA Class F
09/15/2037	4.373%		160,000	61,057
Hilton USA Trust(a),(g)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%		550,000	36,104
Total				267,358
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,342,735)				597,787

Convertible Bonds 0.0%

United States 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%		31,000	19,225
Total Convertible Bonds (Cost $29,091)				19,225

Corporate Bonds & Notes(f) 49.4%

Australia 0.6%
APT Pipelines Ltd.(a)
07/15/2030	2.000%	EUR	300,000	287,840
Ausgrid Finance Pty, Ltd.(a)
10/07/2031	0.875%	EUR	200,000	173,749
Total				461,589
Belgium 0.5%
Anheuser-Busch InBev SA/NV(a)
04/02/2040	3.700%	EUR	150,000	155,970
Azelis Finance NV(a)
03/15/2028	5.750%	EUR	100,000	109,901
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Telenet Finance Luxembourg Notes Sarl(a)
03/01/2028	3.500%	EUR	100,000	102,807
Total				368,678
Bermuda 0.2%
Bacardi Ltd.(a)
05/15/2048	5.300%		160,000	144,308
Brazil 0.2%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%		200,000	146,939
Canada 0.6%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%		14,000	13,961
01/15/2028	4.375%		62,000	58,512
1375209 BC Ltd.(a)
01/30/2028	9.000%		4,000	3,847
Air Canada(a)
08/15/2026	3.875%		17,000	16,179
Baytex Energy Corp.(a)
04/30/2030	8.500%		30,000	31,375
03/15/2032	7.375%		20,000	20,304
Bombardier, Inc.(a)
07/01/2031	7.250%		6,000	6,160
Emera US Finance LP
06/15/2046	4.750%		56,000	46,060
Enbridge, Inc.
04/05/2027	5.250%		14,000	14,002
GFL Environmental, Inc.(a)
08/01/2025	3.750%		18,000	17,827
12/15/2026	5.125%		14,000	13,826
08/01/2028	4.000%		21,000	19,474
01/15/2031	6.750%		20,000	20,429
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%		5,000	4,892
Primo Water Holdings, Inc.(a)
10/31/2028	3.875%	EUR	100,000	100,995
04/30/2029	4.375%		29,000	26,693
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%		4,000	4,076
03/15/2031	7.750%		26,000	27,182
Videotron Ltd.(a)
06/15/2029	3.625%		23,000	20,992
Total				466,786
China 0.0%
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%		30,000	27,160
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.2%
Millicom International Cellular SA(a)
03/25/2029	6.250%		180,000	173,486
Finland 0.1%
Teollisuuden Voima OYJ(a)
02/04/2025	2.125%	EUR	100,000	106,007
France 1.8%
Altice France SA(a)
02/01/2027	8.125%		8,000	6,000
01/15/2028	5.500%		24,000	16,424
07/15/2029	5.125%		8,000	5,264
10/15/2029	5.500%		25,000	16,486
Cab SELAS(a)
02/01/2028	3.375%	EUR	100,000	95,501
Credit Agricole SA(a)
02/24/2029	1.125%	EUR	200,000	192,390
Faurecia SE(a)
06/15/2027	2.375%	EUR	100,000	100,462
Foncia Management SASU(a)
03/31/2028	3.375%	EUR	100,000	86,342
Getlink SE(a)
10/30/2025	3.500%	EUR	100,000	106,025
Iliad Holding SAS(a)
10/15/2026	6.500%		43,000	42,803
10/15/2028	7.000%		29,000	28,743
iliad SA(a)
06/17/2026	2.375%	EUR	100,000	103,288
Paprec Holding SA(a)
07/01/2028	3.500%	EUR	100,000	101,502
Rexel SA(a)
06/15/2028	2.125%	EUR	100,000	98,528
SANEF SA(a)
03/16/2026	1.875%	EUR	200,000	208,137
Valeo(a)
06/18/2025	1.500%	EUR	100,000	104,265
Veolia Environnement SA(a),(h),(i)
	2.250%	EUR	100,000	102,584
Total				1,414,744
Germany 4.0%
Amprion GmbH(a)
09/23/2033	0.625%	EUR	400,000	325,035
Aroundtown SA(a)
01/31/2028	1.625%	EUR	300,000	280,719
Bayer AG(a)
05/26/2033	4.625%	EUR	100,000	109,656
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bayer AG(a),(i)
11/12/2079	3.125%	EUR	100,000	97,189
Cheplapharm Arzneimittel GmbH(a)
02/11/2027	3.500%	EUR	100,000	102,276
Commerzbank AG(a)
12/04/2026	0.500%	EUR	350,000	349,866
E.ON International Finance BV(a)
06/03/2030	6.250%	GBP	315,000	419,923
Grand City Properties SA(a)
01/11/2028	0.125%	EUR	100,000	91,573
Gruenenthal GmbH(a)
11/15/2026	3.625%	EUR	100,000	104,819
IHO Verwaltungs GmbH(a),(j)
05/15/2028	8.750%	EUR	100,000	114,563
Mahle GmbH(a)
05/14/2028	2.375%	EUR	100,000	94,833
Phoenix PIB Dutch Finance BV(a)
08/05/2025	2.375%	EUR	100,000	104,150
ProGroup AG(a)
04/15/2031	5.375%	EUR	100,000	106,198
Schaeffler AG(a)
10/12/2028	3.375%	EUR	100,000	103,749
Techem Verwaltungsgesellschaft 674 mbH(a)
07/30/2026	6.000%	EUR	87,920	94,070
Vertical Holdco GmbH(a)
07/15/2028	7.625%		8,000	7,952
Vertical US Newco, Inc.(a)
07/15/2027	5.250%		28,000	27,146
Vier Gas Transport GmbH(a)
09/10/2029	0.125%	EUR	100,000	90,151
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	100,000	107,212
Vonovia Finance BV(a)
10/07/2039	1.625%	EUR	200,000	143,677
Vonovia SE(a)
06/28/2028	1.875%	EUR	200,000	198,584
ZF Finance GmbH(a)
05/03/2028	2.250%	EUR	100,000	98,283
ZF North America Capital, Inc.(a)
04/23/2032	6.875%		16,000	16,543
Total				3,188,167
Gibraltar 0.1%
888 Acquisitions Ltd.(a)
07/15/2027	7.558%	EUR	100,000	107,041
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
India 0.7%
GMR Hyderabad International Airport Ltd.(a)
10/27/2027	4.250%		200,000	187,215
ReNew Wind Energy AP2/Power Pvt Ltd.(a)
07/14/2028	4.500%		200,000	181,814
Summit Digitel Infrastructure Ltd.(a)
08/12/2031	2.875%		200,000	165,776
Total				534,805
Ireland 0.3%
Experian Europe DAC(a)
05/16/2031	1.560%	EUR	200,000	188,448
GGAM Finance Ltd.(a)
02/15/2027	8.000%		20,000	20,678
04/15/2029	6.875%		15,000	15,265
James Hardie International Finance DAC(a)
01/15/2028	5.000%		18,000	17,371
Total				241,762
Israel 0.1%
Teva Pharmaceutical Finance Netherlands II BV
05/09/2027	3.750%	EUR	100,000	104,546
Italy 1.2%
Autostrade per l’Italia SpA(a)
12/04/2028	2.000%	EUR	200,000	197,187
09/26/2029	1.875%	EUR	200,000	192,808
Banca Monte dei Paschi di Siena SpA(a)
04/28/2025	2.625%	EUR	100,000	105,238
FIS Fabbrica Italiana Sintetici SpA(a)
08/01/2027	5.625%	EUR	100,000	104,472
Lottomatica SpA(a)
06/01/2028	7.125%	EUR	100,000	112,985
Nexi SpA(a)
04/30/2029	2.125%	EUR	100,000	96,838
Telecom Italia SpA(a)
07/31/2028	7.875%	EUR	100,000	116,734
Total				926,262
Luxembourg 1.1%
Altice Financing SA(a)
01/15/2025	2.250%	EUR	100,000	104,086
Altice France Holding SA(a)
02/15/2028	6.000%		24,000	7,775
Eurofins Scientific SE(a),(h),(i)
	6.750%	EUR	100,000	107,630
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%		60,000	59,315
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Herens Holdco Sarl(a)
05/15/2028	4.750%		19,000	16,411
INEOS Finance PLC(a)
05/01/2026	2.875%	EUR	100,000	104,044
04/15/2029	7.500%		30,000	30,333
ION Trading Technologies Sarl(a)
05/30/2029	9.500%		25,000	25,466
Loarre Investments Sarl(a)
05/15/2029	6.500%	EUR	100,000	107,810
Matterhorn Telecom SA(a)
09/15/2026	3.125%	EUR	100,000	104,113
Sani/Ikos Financial Holdings 1 Sarl(a)
12/15/2026	5.625%	EUR	100,000	105,827
SIG Combibloc PurchaseCo Sarl(a)
06/18/2025	2.125%	EUR	100,000	104,849
Total				877,659
Macau 0.4%
Sands China Ltd.(i)
06/18/2030	4.375%		200,000	184,131
Studio City Finance Ltd.(a)
01/15/2029	5.000%		200,000	175,779
Total				359,910
Netherlands 1.2%
GTCR W Dutch Finance Sub BV(a)
01/15/2031	8.500%	GBP	100,000	135,478
ING Groep NV(a),(i)
02/01/2030	0.250%	EUR	200,000	182,536
MSD Netherlands Capital BV
05/30/2054	3.750%	EUR	100,000	103,863
Nobel Bidco BV(a)
06/15/2028	3.125%	EUR	100,000	95,635
OCI NV(a)
10/15/2025	3.625%	EUR	90,000	95,202
PPF Telecom Group BV(a)
03/27/2026	3.125%	EUR	100,000	104,964
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		14,000	13,724
08/15/2027	8.500%		13,000	12,924
United Group BV(a)
08/15/2028	4.625%	EUR	100,000	103,099
VZ Secured Financing BV(a)
01/15/2032	5.000%		43,000	36,684
Ziggo Bond Co. BV(a)
02/28/2030	5.125%		34,000	28,926
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		7,000	6,866
Ziggo BV(a)
01/15/2030	4.875%		20,000	17,804
Total				937,705
Peru 0.1%
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%		60,000	59,549
Poland 0.3%
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%		9,000	8,662
Canpack SA/US LLC(a)
11/01/2027	2.375%	EUR	100,000	100,353
11/15/2029	3.875%		24,000	21,457
InPost SA(a)
07/15/2027	2.250%	EUR	100,000	100,568
Total				231,040
Portugal 0.1%
EDP - Energias de Portugal SA(a),(i)
04/23/2083	5.943%	EUR	100,000	111,410
Spain 1.0%
Cirsa Finance International Sarl(a)
07/31/2028	7.875%	EUR	100,000	113,437
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		34,000	29,323
Grifols SA(a)
11/15/2027	2.250%	EUR	100,000	95,850
Lorca Telecom Bondco SA(a)
09/18/2027	4.000%	EUR	100,000	104,475
NorteGas Energia Distribucion SA(a)
09/28/2027	2.065%	EUR	235,000	236,116
Repsol International Finance BV(a),(h),(i)
	3.750%	EUR	100,000	105,612
Telefonica Europe BV(a),(h),(i)
	3.875%	EUR	100,000	105,713
Total				790,526
Sweden 0.1%
Verisure Holding AB(a)
02/15/2027	3.250%	EUR	100,000	102,811
Switzerland 0.1%
Dufry One BV(a)
04/18/2031	4.750%	EUR	100,000	106,317
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Tanzania 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%		200,000	174,812
United Arab Emirates 0.4%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%		400,000	325,673
United Kingdom 7.3%
B&M European Value Retail SA(a)
07/15/2025	3.625%	GBP	100,000	123,514
BAE Systems PLC(a)
02/15/2031	1.900%		350,000	284,256
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	200,000	212,481
Bellis Acquisition Co. PLC(a)
02/16/2026	3.250%	GBP	100,000	123,451
BP Capital Markets PLC(a),(h),(i)
	3.250%	EUR	200,000	209,360
Cadent Finance PLC(a)
09/22/2024	0.625%	EUR	330,000	350,675
03/11/2032	0.750%	EUR	100,000	85,210
Cadent Finance, PLC(a)
03/19/2030	0.625%	EUR	200,000	178,829
CD&R Firefly Bidco PLC(a)
04/30/2029	8.625%	GBP	100,000	128,030
Co-operative Group Holdings Ltd.(a),(i)
07/08/2026	7.500%	GBP	100,000	126,693
Deuce Finco PLC(a)
06/15/2027	5.500%	GBP	100,000	120,955
DS Smith PLC(a)
07/26/2029	2.875%	GBP	170,000	192,835
07/27/2030	4.500%	EUR	300,000	331,941
HBOS PLC(i)
Subordinated
03/18/2030	4.500%	EUR	255,000	272,477
Heathrow Finance PLC(a)
03/01/2031	6.625%	GBP	100,000	124,891
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%		27,000	28,650
Jaguar Land Rover Automotive PLC(a)
01/15/2026	4.500%	EUR	100,000	106,995
Jerrold Finco PLC(a)
01/15/2027	5.250%	GBP	100,000	122,550
Kane Bidco Ltd.(a)
02/15/2027	5.000%	EUR	100,000	105,756
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Market Bidco Finco PLC(a)
11/04/2027	5.500%	GBP	100,000	116,855
Marks & Spencer PLC(a)
05/19/2026	3.750%	GBP	100,000	123,080
National Grid Electricity Transmission PLC(a)
07/07/2032	0.823%	EUR	200,000	169,781
Pinewood Finance Co., Ltd.(a)
09/30/2025	3.250%	GBP	100,000	122,724
Pinnacle Bidco PLC(a)
10/11/2028	8.250%	EUR	100,000	113,521
Premier Foods Finance PLC(a)
10/15/2026	3.500%	GBP	100,000	121,904
Rolls-Royce PLC
06/18/2026	3.375%	GBP	100,000	121,179
Royal Bank of Scotland Group PLC(a),(i)
03/02/2026	1.750%	EUR	335,000	353,764
Sherwood Financing, PLC(a)
11/15/2026	4.500%	EUR	100,000	93,273
Southern Water Services Finance Ltd.(a)
05/28/2028	2.375%	GBP	200,000	216,790
Synthomer PLC(a)
07/01/2025	3.875%	EUR	100,000	105,671
Thames Water Utilities Finance PLC(a)
01/31/2028	0.875%	EUR	400,000	343,681
01/18/2031	4.375%	EUR	100,000	92,092
Virgin Media Finance PLC(a)
07/15/2030	5.000%		18,000	14,825
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%		15,000	13,706
Vmed O2 UK Financing I PLC(a)
01/31/2029	4.000%	GBP	100,000	109,277
01/31/2031	4.250%		26,000	21,620
07/15/2031	4.750%		38,000	32,071
Vodafone Group PLC(a),(i)
10/03/2078	4.200%	EUR	100,000	105,371
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	248,977
Total				5,869,711
United States 26.5%
AbbVie, Inc.
03/15/2029	4.800%		144,000	143,161
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		4,000	3,911
04/15/2029	5.000%		19,000	18,072
Acushnet Co.(a)
10/15/2028	7.375%		4,000	4,146
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Adient Global Holdings Ltd.(a)
08/15/2024	3.500%	EUR	14,945	15,981
Aetna, Inc.
08/15/2047	3.875%		35,000	25,382
AG Issuer LLC(a)
03/01/2028	6.250%		5,000	4,888
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%		29,000	30,041
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%		15,000	14,168
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%		9,000	9,250
Allegheny Technologies, Inc.
12/01/2027	5.875%		8,000	7,908
10/01/2029	4.875%		5,000	4,691
10/01/2031	5.125%		21,000	19,384
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%		45,000	44,304
04/15/2028	6.750%		40,000	40,084
11/01/2029	5.875%		3,000	2,809
01/15/2031	7.000%		35,000	35,400
American Airlines, Inc.(a)
05/15/2029	8.500%		10,000	10,392
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		29,413	29,166
04/20/2029	5.750%		54,343	52,955
American Axle & Manufacturing, Inc.
04/01/2027	6.500%		2,000	1,996
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%		65,000	60,879
Amgen, Inc.
03/02/2063	5.750%		71,000	69,610
AmWINS Group, Inc.(a)
02/15/2029	6.375%		20,000	20,071
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%		36,000	36,318
APX Group, Inc.(a)
07/15/2029	5.750%		17,000	16,309
Arches Buyer, Inc.(a)
06/01/2028	4.250%		30,000	26,768
12/01/2028	6.125%		34,000	28,219
Archrock Partners LP/Finance Corp.(a)
04/01/2027	6.875%		20,000	20,068
04/01/2028	6.250%		11,000	10,897
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	2.000%	EUR	100,000	93,173
09/01/2029	4.000%		41,000	34,746
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%		25,000	27,215
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%		21,000	20,239
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%		6,000	5,557
Ashland Services BV(a)
01/30/2028	2.000%	EUR	100,000	98,527
AssuredPartners, Inc.(a)
01/15/2029	5.625%		26,000	24,328
02/15/2032	7.500%		35,000	35,078
AT&T, Inc.
09/04/2036	3.150%	EUR	100,000	97,746
Avantor Funding, Inc.(a)
11/01/2025	2.625%	EUR	100,000	104,685
07/15/2028	4.625%		21,000	19,982
11/01/2029	3.875%		27,000	24,497
Avient Corp.(a)
08/01/2030	7.125%		8,000	8,142
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%		15,000	14,833
Avis Budget Finance PLC(a)
07/31/2030	7.250%	EUR	100,000	105,296
Axalta Coating Systems LLC(a)
02/15/2029	3.375%		17,000	15,247
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%		3,000	2,917
Ball Corp.
03/15/2028	6.875%		8,000	8,210
06/15/2029	6.000%		13,000	13,070
Bank of America Corp.(a),(i)
03/22/2031	0.694%	EUR	700,000	630,844
Bank of America Corp.(i)
07/21/2032	2.299%		600,000	491,371
10/20/2032	2.572%		18,000	14,930
Subordinated
09/21/2036	2.482%		3,000	2,395
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%		16,000	16,401
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%		12,000	11,680
08/01/2030	6.500%		23,000	23,182
Becton Dickinson and Co.
12/15/2026	1.900%	EUR	300,000	308,959
Berkshire Hathaway Finance Corp.
03/18/2030	1.500%	EUR	150,000	144,836
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Block, Inc.
06/01/2026	2.750%		75,000	70,904
Block, Inc.(a)
05/15/2032	6.500%		33,000	33,447
Boeing Co. (The)
08/01/2059	3.950%		109,000	69,443
Boyd Gaming Corp.(a)
06/15/2031	4.750%		17,000	15,388
Boyne USA, Inc.(a)
05/15/2029	4.750%		29,000	27,103
BP Capital Markets America, Inc.
11/17/2027	5.017%		25,000	24,980
Broadcom, Inc.(a)
11/15/2036	3.187%		126,000	99,656
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%		29,000	27,046
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%		51,000	46,743
02/15/2030	7.000%		37,000	37,808
02/15/2032	6.500%		30,000	30,146
Camelot Finance SA(a)
11/01/2026	4.500%		10,000	9,667
Carnival Corp.(a)
03/01/2026	7.625%		20,000	20,200
03/01/2027	5.750%		20,000	19,774
08/01/2028	4.000%		15,000	14,069
08/15/2029	7.000%		7,000	7,256
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%		11,000	11,912
Carrier Global Corp.
02/15/2030	2.722%		230,000	203,135
Catalent Pharma Solutions, Inc.(a)
03/01/2028	2.375%	EUR	100,000	102,471
02/15/2029	3.125%		6,000	5,739
04/01/2030	3.500%		20,000	19,136
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%		41,000	39,349
06/01/2029	5.375%		10,000	9,096
03/01/2030	4.750%		42,000	36,379
08/15/2030	4.500%		17,000	14,375
02/01/2031	4.250%		53,000	43,260
02/01/2032	4.750%		46,000	37,670
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%		24,000	19,355
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%		41,000	40,754
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%		10,000	9,717
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP
07/15/2029	5.250%	12,000	11,493
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	23,000	22,788
10/01/2028	6.500%	8,000	8,016
Centene Corp.
12/15/2029	4.625%	16,000	15,124
02/15/2030	3.375%	16,000	14,198
10/15/2030	3.000%	312,000	266,901
08/01/2031	2.625%	51,000	41,733
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	10,000	10,153
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	3,000	2,987
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	10,000	9,447
03/15/2029	3.750%	7,000	6,398
03/15/2031	4.000%	9,000	8,051
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	95,000	75,942
12/01/2061	4.400%	15,000	9,792
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	11,000	11,048
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	7,000	7,218
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	25,000	23,261
04/15/2029	6.875%	19,000	14,551
05/15/2030	5.250%	38,000	31,354
02/15/2031	4.750%	10,000	7,862
01/15/2032	10.875%	4,000	4,168
Churchill Downs, Inc.(a)
04/01/2027	5.500%	7,000	6,900
05/01/2031	6.750%	9,000	9,064
Cigna Group (The)
02/15/2054	5.600%	20,000	19,158
Cinemark USA, Inc.(a)
03/15/2026	5.875%	15,000	14,840
07/15/2028	5.250%	9,000	8,598
Citigroup, Inc.(i)
06/03/2031	2.572%	170,000	145,849
01/25/2033	3.057%	113,000	95,825
Civitas Resources, Inc.(a)
07/01/2028	8.375%	8,000	8,394
11/01/2030	8.625%	7,000	7,513
07/01/2031	8.750%	41,000	43,898
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	16,000	16,195
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%		12,000	11,155
07/01/2029	4.875%		45,000	41,828
Clean Harbors, Inc.(a)
02/01/2031	6.375%		2,000	2,005
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%		15,000	13,144
09/15/2028	9.000%		15,000	15,657
06/01/2029	7.500%		26,000	21,722
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		15,000	14,328
Clearway Energy Operating LLC(a)
03/15/2028	4.750%		33,000	31,497
02/15/2031	3.750%		51,000	44,546
01/15/2032	3.750%		9,000	7,658
Cloud Software Group, Inc.(a)
09/30/2029	9.000%		81,000	78,551
06/30/2032	8.250%		47,000	47,915
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%		10,000	9,780
CMS Energy Corp.
11/15/2025	3.600%		682,000	662,424
CNX Midstream Partners LP(a)
04/15/2030	4.750%		26,000	23,416
CNX Resources Corp.(a)
01/15/2029	6.000%		9,000	8,826
01/15/2031	7.375%		5,000	5,110
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%		22,000	21,691
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%		49,000	50,001
Comstock Resources, Inc.(a)
03/01/2029	6.750%		6,000	5,814
03/01/2029	6.750%		5,000	4,812
01/15/2030	5.875%		18,000	16,778
Concentra Escrow Issuer Corp.(a),(c)
07/15/2032	6.875%		17,000	17,236
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%		50,000	46,166
Constellation Brands, Inc.
05/01/2033	4.900%		32,000	30,886
Constellium SE(a)
02/15/2026	4.250%	EUR	100,000	106,452
06/15/2028	5.625%		28,000	27,445
04/15/2029	3.750%		34,000	30,849
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%		7,000	7,234
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Crown European Holdings SA(a)
09/30/2024	2.625%	EUR	100,000	106,671
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%		40,000	39,914
CSC Holdings LLC(a)
02/01/2028	5.375%		31,000	23,546
01/15/2030	5.750%		11,000	4,146
12/01/2030	4.125%		41,000	26,641
12/01/2030	4.625%		18,000	6,577
02/15/2031	3.375%		11,000	6,874
11/15/2031	5.000%		5,000	1,830
CVS Health Corp.
07/20/2045	5.125%		147,000	129,261
Darling Global Finance BV(a)
05/15/2026	3.625%	EUR	100,000	105,914
Darling Ingredients, Inc.(a)
06/15/2030	6.000%		21,000	20,642
DaVita, Inc.(a)
06/01/2030	4.625%		12,000	10,859
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%		44,000	45,321
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%		18,000	17,552
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	200,000	187,159
DISH DBS Corp.(a)
12/01/2028	5.750%		17,000	11,697
DISH Network Corp.(a)
11/15/2027	11.750%		32,000	31,435
DT Midstream, Inc.(a)
06/15/2029	4.125%		7,000	6,472
06/15/2031	4.375%		37,000	33,770
04/15/2032	4.300%		4,000	3,610
DTE Energy Co.
10/01/2026	2.850%		490,000	463,959
Duke Energy Corp.
09/01/2046	3.750%		195,000	142,025
Edison International
11/15/2028	5.250%		24,000	23,786
Element Solutions, Inc.(a)
09/01/2028	3.875%		25,000	22,993
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.375%	EUR	100,000	110,839
12/15/2030	6.625%		54,000	54,464
EMRLD Borrower LP/Co-Issuer, Inc.(a),(c)
07/15/2031	6.750%		15,000	15,189
Encompass Health Corp.
02/01/2028	4.500%		10,000	9,516
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Entegris Escrow Corp.(a)
04/15/2029	4.750%		7,000	6,688
06/15/2030	5.950%		23,000	22,769
EQM Midstream Partners LP(a)
07/01/2025	6.000%		16,000	16,017
07/01/2027	6.500%		13,000	13,144
01/15/2029	4.500%		19,000	17,939
04/01/2029	6.375%		11,000	11,109
01/15/2031	4.750%		49,000	45,870
EQM Midstream Partners LP
07/15/2048	6.500%		18,000	18,153
ERAC USA Finance LLC(a)
05/01/2028	4.600%		109,000	107,321
Esab Corp.(a)
04/15/2029	6.250%		11,000	11,070
Exelon Corp.
03/15/2052	4.100%		17,000	13,041
03/15/2053	5.600%		45,000	43,294
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%		25,000	21,948
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	271,000	273,847
FirstEnergy Corp.
03/01/2050	3.400%		38,000	25,230
Ford Motor Credit Co. LLC
09/08/2024	3.664%		25,000	24,871
11/25/2025	2.330%	EUR	100,000	104,707
Freeport-McMoRan, Inc.
09/01/2029	5.250%		36,000	35,815
03/15/2043	5.450%		214,000	201,869
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%		12,000	12,482
03/15/2031	8.625%		34,000	35,027
Gates Corp. (The)(a)
07/01/2029	6.875%		12,000	12,217
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%		26,000	25,909
Gilead Sciences, Inc.
03/01/2026	3.650%		335,000	325,807
Goldman Sachs Group, Inc. (The)(i)
07/21/2032	2.383%		98,000	80,537
10/21/2032	2.650%		115,000	95,637
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%		41,000	42,758
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%		22,000	19,845
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hanesbrands, Inc.(a)
05/15/2026	4.875%		8,000	7,825
02/15/2031	9.000%		7,000	7,335
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%		37,585	35,756
HB Fuller Co.
10/15/2028	4.250%		27,000	25,456
HCA, Inc.
09/01/2030	3.500%		128,000	115,464
HealthEquity, Inc.(a)
10/01/2029	4.500%		19,000	17,749
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%		19,000	16,950
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%		27,000	27,493
Herc Holdings, Inc.(a)
07/15/2027	5.500%		17,000	16,755
06/15/2029	6.625%		17,000	17,241
Hess Midstream Operations LP(a)
02/15/2026	5.625%		42,000	41,734
HF Sinclair Corp.(a)
04/15/2027	6.375%		15,000	15,037
02/01/2028	5.000%		27,000	26,196
Hightower Holding LLC(a)
04/15/2029	6.750%		26,000	24,343
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%		5,000	4,937
02/01/2029	5.750%		7,000	6,775
04/15/2030	6.000%		26,000	25,104
02/01/2031	6.000%		36,000	34,406
04/15/2032	6.250%		9,000	8,660
11/01/2033	8.375%		16,000	17,048
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		13,000	12,956
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%		16,000	16,073
Home Depot, Inc. (The)
06/25/2026	5.150%		251,000	251,238
Honeywell International, Inc.
11/02/2034	4.125%	EUR	334,000	365,044
HUB International Ltd.(a)
12/01/2029	5.625%		44,000	41,602
01/31/2032	7.375%		25,000	25,362
HUB International, Ltd.(a)
06/15/2030	7.250%		44,000	45,087
iHeartCommunications, Inc.
05/01/2026	6.375%		11,082	8,622
05/01/2027	8.375%		10,385	3,719
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		8,000	4,264
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%		15,000	15,132
Ingevity Corp.(a)
11/01/2028	3.875%		24,000	21,801
Innophos Holdings, Inc.(a)
02/15/2028	9.375%		15,000	12,814
International Business Machines Corp.
02/06/2031	3.625%	EUR	245,000	264,084
IQVIA, Inc.(a)
05/15/2027	5.000%		15,000	14,654
01/15/2028	2.250%	EUR	100,000	99,594
05/15/2030	6.500%		9,000	9,137
IRB Holding Corp.(a)
06/15/2025	7.000%		41,000	41,004
Iris Holdings, Inc.(a),(j)
02/15/2026	8.750%		14,000	11,457
Iron Mountain, Inc.(a)
09/15/2027	4.875%		39,000	37,838
03/15/2028	5.250%		26,000	25,167
JPMorgan Chase & Co.(a),(i)
07/25/2031	1.001%	EUR	600,000	550,424
JPMorgan Chase & Co.(i)
04/22/2032	2.580%		67,000	56,570
11/08/2032	2.545%		191,000	159,249
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%		4,000	3,741
06/01/2031	4.500%		15,000	13,290
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		8,000	7,885
Kinder Morgan Energy Partners LP
09/01/2044	5.400%		40,000	36,617
Kodiak Gas Services LLC(a)
02/15/2029	7.250%		35,000	35,895
Kraft Heinz Foods Co.(a)
05/25/2028	2.250%	EUR	400,000	409,818
L Brands, Inc.(a)
07/01/2025	9.375%		4,000	4,133
10/01/2030	6.625%		5,000	5,017
L Brands, Inc.
06/15/2029	7.500%		7,000	7,222
11/01/2035	6.875%		16,000	16,134
L3Harris Technologies, Inc.
07/31/2033	5.400%		10,000	9,966
Ladder Capital Finance Holdings LLLP(a),(c)
07/15/2031	7.000%		19,000	19,151
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		50,000	49,572
02/01/2027	4.250%		5,000	4,736
06/15/2029	4.750%		40,000	36,948
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%		16,000	14,506
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%		27,000	25,225
08/01/2031	8.250%		15,000	15,669
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%		5,000	4,478
Light & Wonder International, Inc.(a)
09/01/2031	7.500%		5,000	5,173
Lithia Motors, Inc.(a)
01/15/2031	4.375%		8,000	7,136
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%		36,000	35,589
LKQ European Holdings BV(a)
04/01/2028	4.125%	EUR	100,000	107,219
Lockheed Martin Corp.
08/15/2034	4.800%		16,000	15,619
Lowe’s Companies, Inc.
04/01/2062	4.450%		80,000	62,267
09/15/2062	5.800%		3,000	2,914
Madison IAQ LLC(a)
06/30/2028	4.125%		19,000	17,724
06/30/2029	5.875%		16,000	14,897
Masterbrand, Inc.(a)
07/15/2032	7.000%		5,000	5,056
Matador Resources Co.(a)
04/15/2028	6.875%		11,000	11,171
04/15/2032	6.500%		24,000	24,017
Match Group Holdings II LLC(a)
10/01/2031	3.625%		25,000	21,178
Match Group, Inc.(a)
12/15/2027	5.000%		27,000	25,889
Mattel, Inc.(a)
04/01/2026	3.375%		6,000	5,763
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%		20,000	20,223
Meritage Homes Corp.(a)
04/15/2029	3.875%		18,000	16,589
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%		24,000	22,363
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%		37,000	34,083
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Morgan Stanley(i)
07/21/2032	2.239%		25,000	20,451
10/20/2032	2.511%		161,000	133,192
Subordinated
09/16/2036	2.484%		128,000	101,301
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		8,000	7,366
10/01/2029	5.250%		79,000	75,292
Nabors Industries Ltd.(a)
01/15/2026	7.250%		10,000	10,147
01/15/2028	7.500%		26,000	24,774
Nabors Industries, Inc.(a)
05/15/2027	7.375%		10,000	10,150
01/31/2030	9.125%		16,000	16,585
Navient Corp.
03/15/2028	4.875%		26,000	23,783
03/15/2031	11.500%		22,000	24,225
NCL Corp., Ltd.(a)
03/15/2026	5.875%		20,000	19,775
02/15/2029	7.750%		16,000	16,644
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%		32,000	34,607
NCR Corp.(a)
10/01/2028	5.000%		20,000	18,895
04/15/2029	5.125%		7,000	6,590
10/01/2030	5.250%		4,000	3,660
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%		27,000	25,851
Netflix, Inc.
04/15/2028	4.875%		56,000	55,667
11/15/2028	5.875%		17,000	17,519
05/15/2029	4.625%	EUR	250,000	279,707
05/15/2029	6.375%		3,000	3,161
Netflix, Inc.(a)
11/15/2029	5.375%		24,000	24,217
06/15/2030	4.875%		40,000	39,348
New York Life Global Funding(a)
01/09/2030	3.625%	EUR	250,000	271,404
Newell Brands, Inc.
06/01/2025	4.875%		11,000	10,848
09/15/2027	6.375%		3,000	2,957
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%		36,000	34,258
09/15/2027	4.500%		79,000	74,619
01/15/2029	7.250%		16,000	16,415
NiSource, Inc.
05/01/2030	3.600%		36,000	33,040
05/15/2047	4.375%		45,000	36,151
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Northrop Grumman Corp.
06/01/2034	4.900%		43,000	41,824
Novelis Corp.(a)
11/15/2026	3.250%		13,000	12,214
01/30/2030	4.750%		33,000	30,612
08/15/2031	3.875%		12,000	10,393
NRG Energy, Inc.
01/15/2027	6.625%		10,000	9,981
NRG Energy, Inc.(a)
02/15/2029	3.375%		12,000	10,675
02/15/2031	3.625%		70,000	60,057
NuStar Logistics LP
10/01/2025	5.750%		43,000	42,752
06/01/2026	6.000%		20,000	19,963
04/28/2027	5.625%		24,000	23,809
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%		24,000	21,813
11/15/2028	9.750%		51,000	54,026
10/01/2029	6.250%		14,000	12,752
06/15/2031	7.250%		26,000	25,857
OneMain Finance Corp.
01/15/2029	9.000%		10,000	10,546
03/15/2030	7.875%		18,000	18,553
09/15/2030	4.000%		16,000	13,730
05/15/2031	7.500%		17,000	17,210
Organon & Co./Foreign Debt Co-Issuer BV(a)
04/30/2028	2.875%	EUR	100,000	100,669
Organon Finance 1 LLC(a)
04/30/2028	4.125%		19,000	17,647
04/30/2031	5.125%		50,000	44,893
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		29,000	28,087
01/15/2029	4.250%		9,000	8,200
03/15/2030	4.625%		18,000	16,212
02/15/2031	7.375%		6,000	6,262
Pacific Gas and Electric Co.
07/01/2050	4.950%		65,000	53,682
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%		39,000	38,975
05/15/2027	8.500%		21,000	21,128
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%		34,000	34,388
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%		2,000	1,971
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%		20,000	18,755
02/01/2030	7.000%		9,000	9,102
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%		1,100,000	1,083,955
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	33,000	31,846
07/01/2029	4.125%	19,000	16,285
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	11,000	10,914
Permian Resources Operating LLC(a)
01/15/2032	7.000%	86,000	88,384
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	17,000	15,790
02/15/2029	7.750%	39,000	37,944
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	128,000	124,709
Picard Midco, Inc.(a)
03/31/2029	6.500%	43,000	41,308
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	40,000	32,956
Playtika Holding Corp.(a)
03/15/2029	4.250%	16,000	14,095
Post Holdings, Inc.(a)
04/15/2030	4.625%	29,000	26,647
09/15/2031	4.500%	28,000	25,094
02/15/2032	6.250%	17,000	17,043
Prestige Brands, Inc.(a)
01/15/2028	5.125%	11,000	10,680
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	18,000	17,482
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	15,000	13,629
03/01/2031	3.875%	27,000	23,530
Raytheon Technologies Corp.
03/15/2032	2.375%	97,000	79,485
Resideo Funding, Inc.(a)
09/01/2029	4.000%	13,000	11,534
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	5,000	5,173
04/01/2032	6.500%	16,000	15,998
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	10,000	9,505
09/15/2029	4.000%	9,000	7,965
Roblox Corp.(a)
05/01/2030	3.875%	34,000	30,226
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	54,000	45,514
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	39,000	37,745
08/31/2026	5.500%	20,000	19,753
01/15/2029	8.250%	16,000	16,888
01/15/2030	7.250%	24,000	24,851
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
03/15/2032	6.250%		9,000	9,068
SBA Communications Corp.
02/01/2029	3.125%		25,000	22,309
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		42,000	40,942
Scientific Games International, Inc.(a)
05/15/2028	7.000%		8,000	8,041
11/15/2029	7.250%		8,000	8,161
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%		12,000	10,333
Select Medical Corp.(a)
08/15/2026	6.250%		29,000	29,156
Sempra Energy
06/15/2027	3.250%		260,000	245,433
Sensata Technologies, Inc.(a)
07/15/2032	6.625%		13,000	13,091
Service Properties Trust(a)
11/15/2031	8.625%		11,000	11,469
Shea Homes LP/Funding Corp.
02/15/2028	4.750%		18,000	17,029
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%		50,000	48,441
Silgan Holdings, Inc.
06/01/2028	2.250%	EUR	100,000	97,787
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%		35,000	30,838
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%		47,000	44,232
08/01/2027	5.000%		20,000	19,137
07/01/2030	4.125%		20,000	17,085
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%		23,000	23,375
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%		29,000	29,469
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%		7,000	7,015
SM Energy Co.
09/15/2026	6.750%		23,000	22,979
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%		14,000	15,075
11/15/2030	9.750%		13,000	14,338
Springleaf Finance Corp.
11/15/2029	5.375%		2,000	1,876
SS&C Technologies, Inc.(a)
06/01/2032	6.500%		14,000	14,125
Standard Industries, Inc.(a)
02/15/2027	5.000%		10,000	9,717
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Star Parent, Inc.(a)
10/01/2030	9.000%	43,000	45,191
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%	18,000	18,640
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	4,000	3,877
Sunoco LP(a)
05/01/2029	7.000%	26,000	26,656
05/01/2032	7.250%	18,000	18,610
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	13,000	13,327
Sunoco LP/Finance Corp.
05/15/2029	4.500%	10,000	9,366
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	16,000	16,204
Tallgrass Energy Partners LP/Finance Corp.(a)
02/15/2029	7.375%	35,000	35,173
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	7,000	6,991
Tenet Healthcare Corp.
02/01/2027	6.250%	44,000	43,980
11/01/2027	5.125%	14,000	13,700
06/15/2028	4.625%	8,000	7,610
10/01/2028	6.125%	25,000	24,866
01/15/2030	4.375%	34,000	31,506
05/15/2031	6.750%	14,000	14,216
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	32,000	30,577
01/15/2030	4.750%	31,000	28,272
T-Mobile US, Inc.
02/15/2029	2.625%	26,000	23,312
02/15/2031	2.875%	14,000	12,130
04/15/2031	3.500%	53,000	47,633
TransDigm, Inc.(a)
08/15/2028	6.750%	20,000	20,265
03/01/2029	6.375%	44,000	44,273
12/15/2030	6.875%	27,000	27,568
03/01/2032	6.625%	45,000	45,520
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	42,000	41,055
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	27,000	27,451
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	26,000	26,819
Transocean, Inc.(a)
05/15/2029	8.250%	10,000	10,020
05/15/2031	8.500%	40,000	39,960
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	15,000	14,456
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
09/15/2027	7.500%	19,000	19,369
01/15/2028	6.250%	12,000	12,009
08/15/2029	4.500%	45,000	42,877
UKG, Inc.(a)
02/01/2031	6.875%	42,000	42,532
United Airlines, Inc.(a)
04/15/2026	4.375%	12,000	11,598
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	11,000	10,742
04/15/2029	5.500%	2,000	1,899
Univision Communications, Inc.(a)
08/15/2028	8.000%	27,000	26,313
06/30/2030	7.375%	10,000	9,329
US Bancorp(i)
06/12/2034	5.836%	57,000	57,794
US Foods, Inc.(a)
09/15/2028	6.875%	12,000	12,274
02/15/2029	4.750%	14,000	13,281
06/01/2030	4.625%	16,000	14,890
01/15/2032	7.250%	12,000	12,457
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	5,000	5,008
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	26,000	26,183
USI, Inc.(a)
01/15/2032	7.500%	14,000	14,232
Vail Resorts, Inc.(a)
05/15/2032	6.500%	14,000	14,169
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%	4,000	4,110
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	28,000	25,513
08/15/2031	4.125%	37,000	33,213
11/01/2033	3.875%	20,000	17,070
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	14,000	15,333
06/01/2031	8.375%	27,000	27,996
02/01/2032	9.875%	36,000	39,178
Verizon Communications, Inc.
03/21/2031	2.550%	357,000	303,254
Viking Cruises Ltd.(a)
09/15/2027	5.875%	20,000	19,791
02/15/2029	7.000%	26,000	26,139
07/15/2031	9.125%	24,000	25,976
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
09/01/2026	5.500%		15,000	14,798
05/01/2029	4.375%		11,000	10,248
10/15/2031	7.750%		50,000	52,080
04/15/2032	6.875%		13,000	13,198
Warnermedia Holdings, Inc.
05/17/2033	4.693%	EUR	238,000	253,223
03/15/2062	5.391%		65,000	50,703
Waste Pro USA, Inc.(a)
02/15/2026	5.500%		41,000	40,379
Wells Fargo & Co.(i)
10/30/2030	2.879%		5,000	4,433
WESCO Distribution, Inc.(a)
06/15/2028	7.250%		18,000	18,342
03/15/2029	6.375%		21,000	21,084
03/15/2032	6.625%		27,000	27,304
White Cap Buyer LLC(a)
10/15/2028	6.875%		35,000	33,793
Williams Companies, Inc. (The)
08/15/2028	5.300%		40,000	40,119
Williams Scotsman, Inc.(a)
06/15/2029	6.625%		9,000	9,069
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%		26,000	21,729
WR Grace Holdings LLC(a)
06/15/2027	4.875%		42,000	40,545
08/15/2029	5.625%		52,000	47,811
03/01/2031	7.375%		5,000	5,063
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%		7,000	6,664
Zebra Technologies Corp.(a)
06/01/2032	6.500%		38,000	38,431
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%		43,000	38,810
Total				21,320,914
Total Corporate Bonds & Notes (Cost $41,839,146)				39,680,317

Foreign Government Obligations(f),(k) 14.2%

Angola 0.4%
Angolan Government International Bond(a)
11/26/2049	9.125%		400,000	326,946
Australia 0.6%
NBN Co., Ltd.(a)
03/15/2029	4.125%	EUR	400,000	440,947
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Foreign Government Obligations(f),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.2%
Brazilian Government International Bond
06/12/2030	3.875%		200,000	176,525
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		15,000	14,895
06/01/2027	5.250%		12,000	11,477
11/15/2028	8.500%		8,000	8,483
05/15/2029	4.250%		24,000	21,131
02/15/2030	9.000%		33,000	34,874
Total				90,860
Chile 0.4%
Corp Nacional del Cobre de Chile(a)
01/30/2050	3.700%		200,000	135,406
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		200,000	205,273
Total				340,679
Colombia 0.6%
Colombia Government International Bond
01/30/2030	3.000%		400,000	327,053
04/15/2031	3.125%		200,000	157,614
Total				484,667
Dominican Republic 0.6%
Dominican Republic International Bond(a)
04/20/2027	8.625%		200,000	206,590
09/23/2032	4.875%		150,000	134,261
01/30/2060	5.875%		150,000	126,902
Total				467,753
Egypt 0.3%
Egypt Government International Bond(a)
03/01/2049	8.700%		355,000	264,111
France 0.2%
Electricite de France SA(a),(h),(i)
	6.000%	GBP	100,000	123,070
Germany 0.5%
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2026	0.500%	EUR	400,000	412,541
India 0.7%
Export-Import Bank of India(a)
01/15/2030	3.250%		200,000	180,134
Greenko Dutch BV(a)
03/29/2026	3.850%		182,000	171,732
Foreign Government Obligations(f),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	179,502
Total				531,368
Indonesia 0.7%
Indonesia Government International Bond(a)
01/08/2027	4.350%		400,000	392,071
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		200,000	193,624
Total				585,695
Ireland 0.1%
Permanent TSB Group Holdings PLC(a),(i)
06/30/2029	6.625%	EUR	100,000	115,233
Ivory Coast 0.5%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		250,000	241,935
06/15/2033	6.125%		200,000	176,577
Total				418,512
Kazakhstan 0.2%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		200,000	186,524
Luxembourg 0.2%
P3 Group Sarl(a)
01/26/2029	1.625%	EUR	190,000	180,406
Malaysia 0.2%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		200,000	183,388
Mexico 1.2%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		200,000	160,072
Mexico Government International Bond
05/24/2031	2.659%		400,000	328,692
05/29/2031	7.750%	MXN	1,010,000	49,361
05/07/2036	6.000%		200,000	194,855
Petroleos Mexicanos
02/16/2032	6.700%		300,000	250,910
Total				983,890
Mongolia 0.2%
Mongolia Government International Bond(a)
07/07/2031	4.450%		200,000	168,650
Netherlands 0.6%
Stedin Holding NV(a),(h),(i)
	1.500%	EUR	250,000	247,552
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Foreign Government Obligations(f),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
TenneT Holding BV(a),(h),(i)
	2.374%	EUR	250,000	260,375
Total				507,927
Oman 0.3%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	202,963
Panama 0.5%
Panama Government International Bond
01/23/2030	3.160%		200,000	168,574
07/23/2060	3.870%		400,000	227,675
Total				396,249
Paraguay 0.2%
Paraguay Government International Bond(a)
03/30/2050	5.400%		200,000	173,456
Qatar 1.0%
Qatar Government International Bond(a)
03/14/2029	4.000%		400,000	387,285
04/23/2048	5.103%		250,000	242,147
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	166,625
Total				796,057
Romania 0.3%
Romanian Government International Bond(a)
02/14/2051	4.000%		342,000	234,579
Saudi Arabia 1.2%
Gaci First Investment Co.(a)
02/14/2053	5.125%		250,000	215,090
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		300,000	278,416
Saudi Government International Bond(a)
01/21/2055	3.750%		625,000	438,507
Total				932,013
Serbia 0.5%
Serbia International Bond(a)
12/01/2030	2.125%		500,000	398,911
South Africa 0.2%
Republic of South Africa Government International Bond
09/30/2049	5.750%		200,000	150,557
South Korea 0.3%
Korea Treasury Bond
03/10/2028	3.250%	KRW	327,380,000	240,478
Foreign Government Obligations(f),(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 0.2%
Turkey Government International Bond
01/14/2041	6.000%	200,000	165,268
United Arab Emirates 1.0%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	250,000	173,128
04/16/2050	3.875%	200,000	158,554
DP World PLC(a)
07/02/2037	6.850%	400,000	432,174
Total			763,856
Total Foreign Government Obligations (Cost $12,583,982)			11,444,079

Residential Mortgage-Backed Securities - Agency 0.2%

United States 0.2%
Federal National Mortgage Association(b),(l)
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.600%	113,530	11,414
Federal National Mortgage Association(l)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	501,398	83,538
Government National Mortgage Association(b),(l)
CMO Series 2017-141 Class ES
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	0.747%	81,018	9,429
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	0.647%	58,722	5,283
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	0.597%	241,524	23,348
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	0.597%	288,090	33,198
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	0.847%	260,582	30,066
Total			196,276
Total Residential Mortgage-Backed Securities - Agency (Cost $273,377)			196,276

Residential Mortgage-Backed Securities - Non-Agency 9.2%

Bermuda 0.2%
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
30-day Average SOFR + 5.364% Floor 5.250% 10/25/2030	10.700%	162,130	164,853
United States 9.0%
A&D Mortgage Trust(a),(m)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	750,000	751,606
Angel Oak Mortgage Trust(a),(m)
CMO Series 2024-6 Class A1
11/25/2067	4.650%	649,000	625,318
BVRT Financing Trust(a),(b),(e)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	385,711	385,711
CHNGE Mortgage Trust(a),(m)
CMO Series 2023-3 Class M1
07/25/2058	8.258%	300,000	304,726
Subordinated CMO Series 2022-2 Class B1
03/25/2067	4.627%	650,000	494,057
CIM Trust(a),(m)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	174,228	172,625
Deephaven Residential Mortgage Trust(a),(m)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	250,000	241,153
Homeward Opportunities Fund I Trust(a),(m)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	389,000	377,257
LHOME Mortgage Trust(a),(m)
CMO Series 2021-RTL3 Class A1
09/25/2026	3.363%	81,694	80,955
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	400,000	401,602
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	300,000	302,166
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(m)
Subordinated CMO Series 2019-RPL3 Class B3
07/25/2059	4.003%	500,000	366,671
OBX Trust(a),(m)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	319,828	250,017
Preston Ridge Partners Mortgage Trust(a),(m)
CMO Series 2022-NQM1 Class M1
08/25/2067	5.432%	248,000	229,788
PRET LLC(a),(m)
CMO Series 2024-NPL1 Class A2
01/25/2054	9.798%	500,000	494,240
Pretium Mortgage Credit Partners(a),(m)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	253,225	248,217
SG Residential Mortgage Trust(a),(m)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	377,977
Stanwich Mortgage Loan Co. LLC(a),(m)
CMO Series 2021-NPB1 Class A2
10/16/2026	4.375%	500,000	449,436
VCAT Asset Securitization LLC(a),(m)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	301,987	287,707
Verus Securitization Trust(a),(m)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	348,130
Total			7,189,359
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $7,357,017)			7,354,212

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.1%
Ascend Learning LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.944%	32,175	32,129
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.194%	20,000	19,510
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% 02/10/2031	8.576%	14,888	14,936
Total			66,575
Total Senior Loans (Cost $66,835)			66,575

Treasury Bills 4.9%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 4.9%
U.S. Treasury Bills
08/20/2024	5.360%	4,000,000	3,969,130
Total Treasury Bills (Cost $3,969,713)			3,969,130

U.S. Treasury Obligations 2.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 2.5%
U.S. Treasury
05/31/2026	4.875%	2,000,000	2,004,063
Total U.S. Treasury Obligations (Cost $2,003,906)			2,004,063

Money Market Funds 7.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(o),(p)	5,826,127	5,824,379
Total Money Market Funds (Cost $5,824,501)		5,824,379
Total Investments in Securities (Cost $83,245,734)		79,099,409
Other Assets & Liabilities, Net		1,266,972
Net Assets		$80,366,381
At June 30, 2024, securities and/or cash totaling $644,590 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,312,000 EUR	22,141,502 USD	Citi	07/19/2024	370,409	—
2,410,000 GBP	3,081,121 USD	Citi	07/19/2024	34,326	—
375,000 GBP	477,543 USD	Wells Fargo	07/19/2024	3,457	—
129,356 USD	120,000 EUR	Wells Fargo	07/19/2024	—	(736)
Total				408,192	(736)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	62	09/2024	USD	6,819,031	57,394	—
U.S. Treasury 5-Year Note	183	09/2024	USD	19,503,797	128,460	—
U.S. Treasury Ultra Bond	11	09/2024	USD	1,378,781	14,899	—
Total					200,753	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(15)	09/2024	EUR	(1,974,300)	—	(28,344)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	3,200,000	5,616	—	—	5,616	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2024, the total value of these securities amounted to $53,294,980, which represents 66.32% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2024, the total value of these securities amounted to $135,635, which represents 0.17% of total net assets.

(e)	Valuation based on significant unobservable inputs.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Represents a security in default.
(h)	Perpetual security with no specified maturity date.
(i)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2024.

(j)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2024.

(n)
The stated interest rate represents the weighted average interest rate at June 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	The rate shown is the seven-day current annualized yield at June 30, 2024.
(p)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	5,802,206	29,944,667	(29,922,138)	(356)	5,824,379	(846)	182,526	5,826,127
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
EUR	Euro
GBP	British Pound
KRW	South Korean Won
MXN	Mexican Peso
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Currency Legend (continued)
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	7,807,731	135,635	7,943,366
Commercial Mortgage-Backed Securities - Non-Agency	—	597,787	—	597,787
Convertible Bonds	—	19,225	—	19,225
Corporate Bonds & Notes	—	39,680,317	—	39,680,317
Foreign Government Obligations	—	11,444,079	—	11,444,079
Residential Mortgage-Backed Securities - Agency	—	196,276	—	196,276
Residential Mortgage-Backed Securities - Non-Agency	—	6,968,501	385,711	7,354,212
Senior Loans	—	66,575	—	66,575
Treasury Bills	—	3,969,130	—	3,969,130
U.S. Treasury Obligations	—	2,004,063	—	2,004,063
Money Market Funds	5,824,379	—	—	5,824,379
Total Investments in Securities	5,824,379	72,753,684	521,346	79,099,409
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	408,192	—	408,192
Futures Contracts	200,753	—	—	200,753
Swap Contracts	—	5,616	—	5,616
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(736)	—	(736)
Futures Contracts	(28,344)	—	—	(28,344)
Total	5,996,788	73,166,756	521,346	79,684,890
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $77,421,233)	$73,275,030
Affiliated issuers (cost $5,824,501)	5,824,379
Cash	79,752
Foreign currency (cost $2,076,239)	2,058,836
Margin deposits on:
Futures contracts	472,336
Swap contracts	172,254
Unrealized appreciation on forward foreign currency exchange contracts	408,192
Receivable for:
Investments sold	59,612
Capital shares sold	30,028
Dividends	38,280
Interest	759,426
Foreign tax reclaims	3,114
Variation margin for futures contracts	6,747
Variation margin for swap contracts	1,527
Expense reimbursement due from Investment Manager	662
Prepaid expenses	2,744
Total assets	83,192,919
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	736
Payable for:
Investments purchased	2,018,074
Investments purchased on a delayed delivery basis	551,201
Capital shares redeemed	7,558
Variation margin for futures contracts	54,703
Management services fees	1,430
Distribution and/or service fees	312
Service fees	3,682
Compensation of chief compliance officer	8
Compensation of board members	1,362
Other expenses	42,183
Deferred compensation of board members	145,289
Total liabilities	2,826,538
Net assets applicable to outstanding capital stock	$80,366,381
Represented by
Paid in capital	94,821,372
Total distributable earnings (loss)	(14,454,991)
Total - representing net assets applicable to outstanding capital stock	$80,366,381
Class 1
Net assets	$146,061
Shares outstanding	19,251
Net asset value per share	$7.59
Class 2
Net assets	$10,946,520
Shares outstanding	1,469,807
Net asset value per share	$7.45
Class 3
Net assets	$69,273,800
Shares outstanding	9,201,917
Net asset value per share	$7.53
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$182,526
Interest	1,893,252
Foreign taxes withheld	(636)
Total income	2,075,142
Expenses:
Management services fees	260,721
Distribution and/or service fees
Class 2	13,160
Class 3	43,503
Service fees	24,087
Custodian fees	19,200
Printing and postage fees	17,426
Accounting services fees	20,524
Legal fees	5,994
Compensation of chief compliance officer	7
Compensation of board members	5,901
Deferred compensation of board members	19,159
Other	3,633
Total expenses	433,315
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(139,996)
Total net expenses	293,319
Net investment income	1,781,823
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(855,862)
Investments — affiliated issuers	(846)
Foreign currency translations	21,505
Forward foreign currency exchange contracts	36,019
Futures contracts	(347,566)
Swap contracts	(87,752)
Net realized loss	(1,234,502)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(160,440)
Investments — affiliated issuers	(356)
Foreign currency translations	(70,833)
Forward foreign currency exchange contracts	822,833
Futures contracts	(714,704)
Swap contracts	16,346
Net change in unrealized appreciation (depreciation)	(107,154)
Net realized and unrealized loss	(1,341,656)
Net increase in net assets resulting from operations	$440,167
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$1,781,823	$3,458,676
Net realized loss	(1,234,502)	(4,214,949)
Net change in unrealized appreciation (depreciation)	(107,154)	8,194,296
Net increase in net assets resulting from operations	440,167	7,438,023
Distributions to shareholders
Net investment income and net realized gains
Class 1	(3,701)	(315)
Class 2	(336,608)	(308,707)
Class 3	(2,326,748)	(2,268,288)
Total distributions to shareholders	(2,667,057)	(2,577,310)
Increase (decrease) in net assets from capital stock activity	1,036,805	(3,868,404)
Total increase (decrease) in net assets	(1,190,085)	992,309
Net assets at beginning of period	81,556,466	80,564,157
Net assets at end of period	$80,366,381	$81,556,466

	Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	18,658	142,599	—	—
Distributions reinvested	491	3,701	43	315
Shares redeemed	(1,214)	(9,205)	—	—
Net increase	17,935	137,095	43	315
Class 2
Shares sold	129,554	964,676	147,425	1,072,823
Distributions reinvested	45,426	336,608	42,877	308,707
Shares redeemed	(68,732)	(514,429)	(208,049)	(1,516,947)
Net increase (decrease)	106,248	786,855	(17,747)	(135,417)
Class 3
Shares sold	207,734	1,586,660	176,580	1,305,153
Distributions reinvested	310,647	2,326,748	312,007	2,268,288
Shares redeemed	(505,012)	(3,800,553)	(993,545)	(7,306,743)
Net increase (decrease)	13,369	112,855	(504,958)	(3,733,302)
Total net increase (decrease)	137,552	1,036,805	(522,662)	(3,868,404)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

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Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$7.81	0.17	(0.13)	—	0.04	(0.26)	(0.26)
Year Ended 12/31/2023	$7.34	0.33	0.39	—	0.72	(0.25)	(0.25)
Year Ended 12/31/2022	$8.77	0.26	(1.42)	—	(1.16)	(0.27)	(0.27)
Year Ended 12/31/2021	$9.01	0.25	(0.13)	—	0.12	(0.36)	(0.36)
Year Ended 12/31/2020	$9.11	0.27	0.09	—	0.36	(0.46)	(0.46)
Year Ended 12/31/2019	$8.21	0.29	0.61	0.00 (d)	0.90	—	—
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$7.65	0.16	(0.12)	—	0.04	(0.24)	(0.24)
Year Ended 12/31/2023	$7.21	0.31	0.36	—	0.67	(0.23)	(0.23)
Year Ended 12/31/2022	$8.61	0.24	(1.39)	—	(1.15)	(0.25)	(0.25)
Year Ended 12/31/2021	$8.86	0.23	(0.14)	—	0.09	(0.34)	(0.34)
Year Ended 12/31/2020	$8.96	0.24	0.10	—	0.34	(0.44)	(0.44)
Year Ended 12/31/2019	$8.09	0.26	0.61	0.00 (d)	0.87	—	—
Class 3
Six Months Ended 6/30/2024 (Unaudited)	$7.74	0.17	(0.13)	—	0.04	(0.25)	(0.25)
Year Ended 12/31/2023	$7.28	0.32	0.38	—	0.70	(0.24)	(0.24)
Year Ended 12/31/2022	$8.70	0.25	(1.41)	—	(1.16)	(0.26)	(0.26)
Year Ended 12/31/2021	$8.95	0.24	(0.14)	—	0.10	(0.35)	(0.35)
Year Ended 12/31/2020	$9.05	0.26	0.09	—	0.35	(0.45)	(0.45)
Year Ended 12/31/2019	$8.16	0.27	0.62	0.00 (d)	0.89	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Rounds to zero.
(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$7.59	0.57%	0.95%	0.59%	4.65%	28%	$146
Year Ended 12/31/2023	$7.81	10.00%	0.89%	0.61%	4.47%	38%	$10
Year Ended 12/31/2022	$7.34	(13.49% )	0.87% (c)	0.64% (c)	3.42%	31%	$9
Year Ended 12/31/2021	$8.77	1.37%	0.89% (c)	0.61% (c)	2.87%	42%	$11
Year Ended 12/31/2020	$9.01	4.79%	0.87%	0.60%	3.11%	53%	$11
Year Ended 12/31/2019	$9.11	10.96% (e)	0.87%	0.59%	3.27%	57%	$10
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$7.45	0.60%	1.19%	0.84%	4.33%	28%	$10,947
Year Ended 12/31/2023	$7.65	9.47%	1.14%	0.86%	4.20%	38%	$10,438
Year Ended 12/31/2022	$7.21	(13.63% )	1.12% (c)	0.89% (c)	3.17%	31%	$9,953
Year Ended 12/31/2021	$8.61	1.03%	1.14% (c)	0.86% (c)	2.62%	42%	$11,301
Year Ended 12/31/2020	$8.86	4.59%	1.12%	0.85%	2.87%	53%	$10,766
Year Ended 12/31/2019	$8.96	10.75% (e)	1.12%	0.84%	3.01%	57%	$10,750
Class 3
Six Months Ended 6/30/2024 (Unaudited)	$7.53	0.58%	1.06%	0.71%	4.46%	28%	$69,274
Year Ended 12/31/2023	$7.74	9.81%	1.02%	0.74%	4.32%	38%	$71,109
Year Ended 12/31/2022	$7.28	(13.60% )	0.99% (c)	0.76% (c)	3.28%	31%	$70,602
Year Ended 12/31/2021	$8.70	1.14%	1.01% (c)	0.74% (c)	2.74%	42%	$91,320
Year Ended 12/31/2020	$8.95	4.68%	0.99%	0.73%	2.99%	53%	$97,365
Year Ended 12/31/2019	$9.05	10.91% (e)	1.00%	0.72%	3.14%	57%	$102,668
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements
June 30, 2024 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Global Strategic Income Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure.  These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	5,616 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	408,192
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	200,753 *
Total		614,561

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	736
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	28,344 *
Total		29,080

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(87,752)	(87,752)
Foreign exchange risk	36,019	—	—	36,019
Interest rate risk	—	(347,566)	—	(347,566)
Total	36,019	(347,566)	(87,752)	(399,299)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	16,346	16,346
Foreign exchange risk	822,833	—	—	822,833
Interest rate risk	—	(714,704)	—	(714,704)
Total	822,833	(714,704)	16,346	124,475
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	32,288,473
Futures contracts — short	2,271,571
Credit default swap contracts — buy protection	2,496,791

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	178,783	(131,250)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2024:
	Citi ($)	Morgan Stanley ($)	Wells Fargo ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	—	1,527	—	1,527
Forward foreign currency exchange contracts	404,735	—	3,457	408,192
Total assets	404,735	1,527	3,457	409,719
Liabilities
Forward foreign currency exchange contracts	—	—	736	736
Total financial and derivative net assets	404,735	1,527	2,721	408,983
Total collateral received (pledged) (b)	—	—	—	—
Net amount (c)	404,735	1,527	2,721	408,983

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.65% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2024 was 0.65% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2024 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2025 (%)
Class 1	0.59
Class 2	0.84
Class 3	0.715
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
83,246,000	1,360,000	(4,921,000)	(3,561,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The following capital loss carryforwards, determined at December 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(2,337,703)	(8,292,712)	(10,630,415)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $18,631,479 and $19,825,869, respectively, for the six months ended June 30, 2024, of which $2,003,906 and $0, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Global Strategic Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio but lower than the 60th percentile of the Fund’s peer universe.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.

Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Global Strategic Income Fund  | 2024

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Columbia Variable Portfolio – Global Strategic Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2024 Columbia Management Investment Advisers, LLC.
SAR7008_12_P01_(08/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 22, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 22, 2024